REDEEMABLE NON-CONTROLLING INTERESTS (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended
	Nov. 07, 2019	Jul. 03, 2019	Jun. 28, 2021	Dec. 31, 2024	Jun. 30, 2024	Apr. 30, 2024	Dec. 31, 2023	Feb. 23, 2023
Subscription price of preferred shares represents percentage of outstanding share capital		24.00%
Holdings percentage of fully-diluted share captial			68.69%
Shares issuable upon the exercise of stock options			500,000			241,000		1,000,000
Percentage of minimum value per new series A share				150.00%
Dividends Payable					$ 3,249		$ 0
Series A Preferred Stock [Member]
Percentage of shares right to purchase shares in case of sale by one of the shareholders, the seller has to offer to other shareholders			50.00%
Percentage of shareholder holding exit rights			60.00%
Shareholders agreement continue to collectively hold percentage			25.00%
AU10TIX Technologies [Member]
Holdings percentage of fully-diluted share captial			3.00%
Subscripition price, minimum percentage of initial subscription price			150.00%
Dividends Payable						$ 10,000
AU10TIX Technologies [Member] | Dividends Paid To Icts [Member]
Dividends Payable						6,751
AU10TIX Technologies [Member] | Dividend Paid To Preferred Shares Shareholders [Member]
Dividends Payable						3,249
AU10TIX Technologies [Member] | Dividends Paid To Other Shareholders [Member]
Dividends Payable						$ 171
AU10TIX Technologies [Member] | Series A Preferred Stock [Member]
Number of stock issued		3,000,000
Value of preferred shares issued	$ 20,000	$ 60,000
Subscription price of preferred shares represents percentage of outstanding share capital	7.401%
Subscription price of preferred shares represents percentage of fully-diluted share captial	7.143%	23.077%
Transaction costs	$ 1,513	$ 4,540
Shares issued	1,000,000
Fair value of investment	$ 19,537
Conversion basis			1:1
Share price					$ 26.4583
AU10TIX Technologies [Member] | Series A-1 Preferred Stock [Member]
Fair value of investment	$ 461
AU10TIX Technologies [Member] | Series B Ordinary Shares [Member]
Conversion basis			1:1
AU10TIX Technologies [Member] | Investor [Member] | Series A-1 Preferred Stock [Member]
Shares issued	23,622
TPG [Member] | Series A Preferred Stock [Member]
Subscription price of preferred shares represents percentage of fully-diluted share captial			7.51%
TPG [Member] | Investor [Member] | Series A-1 Preferred Stock [Member]
Number of Preferred shares subscribed	307,087
Nominal value per share	$ 0.001
Holdings percentage of fully-diluted share captial	23.077%
Oak [Member]
Subscription price of preferred shares represents percentage of fully-diluted share captial			12.87%
Oak [Member] | Series A Preferred Stock [Member]
Percentage of shares right to purchase shares in case of sale by one of the shareholders, the seller has to offer to other shareholders			50.00%
Purchase of preferred stock			755,906
GF [Member] | Series A Preferred Stock [Member]
Subscription price of preferred shares represents percentage of fully-diluted share captial			10.93%
Purchase of preferred stock			1,511,811